Prepayments (Details)	6 Months Ended
Jun. 30, 2026 CNY (¥)
Prepayments [Abstract]
Vendor purchase, percentage	14.15%
Proceeds from vendor equity interest	¥ 10,000,000
Prepayment balance to vendor	7,900,000
Proceeds from purchase	¥ 2,100,000